STOCK COMPENSATION	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK COMPENSATION
14.	STOCK COMPENSATION

Deferred Compensation — Unearned ESOP Shares

The fair value of Redeemable Convertible Preferred Stock held by the ESOP trust, but not yet earned by the ESOP participants or used for dividends, is reported as Deferred compensation — unearned ESOP shares within the mezzanine equity section of our Condensed Consolidated Balance Sheets.

Compensation expense and related dividends paid with ESOP shares are recognized based upon the average annual fair value of the shares allocated. The shares allocated are for services rendered throughout the period and, therefore, a simple average is used to calculate average annual fair value. Deferred compensation – unearned ESOP shares are relieved at the fair value, with any difference between the average fair value and the fair value shares when allocated being added to Additional paid in capital. The fair value of the shares allocated was $11.26 and $12.50 per share of Redeemable Convertible Preferred Stock at September 30, 2013 and 2014, respectively, resulting in an average fair value per share of $10.92 and $12.34 for the six months ended September 30, 2013 and 2014, respectively. We recognized compensation expense of $5,026 and $5,374 for the six months ended September 30, 2013 and 2014, respectively, related to allocation of ESOP shares to participants for compensation.

Stock Options

Our 2000 stock option plan (“2000 Plan”) provides for the issuance of incentive common stock options and nonstatutory common stock options to management based upon the discretion of the Board of Directors. The plan generally provides for grants with the exercise price equal to fair value on the date of grant, which vest in three equal annual amounts beginning in year five and expire after 10 years from issuance.

In August 2013, a new stock option plan (“2013 Plan”) was approved by the Board of Directors and, as amended, provides for the issuance of up to 500 nonstatutory common stock options to management subject to the Board’s discretion. The plan generally provides for grants with the exercise price equal to fair value on the date of grant. The grants vest in five equal annual amounts beginning in year one and expire after 10 years from issuance. Options issued to the Chief Executive Officer vest equally over four years and expire after 10 years from issuance.

For both stock option plans, management determines the fair value of the options based on the Black-Scholes option pricing model. This methodology requires significant inputs including the fair value of our common stock, which is determined with the assistance of an independent appraisal performed by a reputable valuation firm. We recognized total stock-based compensation expense under both plans of $246 and $2,418 for the six months ended September 30, 2013 and 2014, respectively, which was included with General and administrative expenses in our Condensed Consolidated Statements of Income. As of September 30, 2013 and 2014, there was a total of $9,319 and $5,307, respectively, of unrecognized compensation expense related to unvested stock option awards that will be recognized as an expense as the awards vest over the remaining service period. We had approximately 1,097 and 1,412 shares available for granting under the 2000 and 2013 plans, respectively, as of September 30, 2014.

We estimate the fair value of stock options granted after April 1, 2006, using a Black-Scholes option-pricing model, with assumptions as follows:

	September 30,
	2013	2014
Expected stock price volatility	44%	40%
Risk-free interest rate	2.3	2.1
Weighted-average expected option life (years)	8	8
Dividend yield	.84	.86

In May 2014, the Board of Directors approved the increase of shares available for granting under the 2013 plan to 1,412 shares.

2000 Plan

The stock option transactions as of the six months ended September 30 are summarized as follows:

	2013			2014
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at beginning of period	1,323	8.10	4.0	913	9.48	4.1
Issued	15	13.64		78	15.74
Exercised	94	7.77		78	7.36
Forfeited	17	10.77		—	—

Outstanding at end of period	1,227	8.19	3.7	913	10.20	4.3

Exercisable and vested at end of period	836	6.80	2.1	835	9.67	3.8

Unvested at end of period	391	11.16	7.1	78	15.74	9.9

Vested and expected to vest at end of period	1,167	8.03	3.5	901	10.12	7.7

As a result of the 2014 Initial Public Offering (See Note 1), all unvested stock options from prior issuances immediately vest. A new grant of 78 shares was issued in August 2014 at a fair market value of $15.74 per share. Vesting on this issuance will be recognized as expense as the awards vest over the remaining service period.

The following table summarizes information about the nonvested stock option grants as of the six months ended September 30, 2014:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of period	428	$5.82
Granted	78	6.76
Vested	428	5.82
Forfeited	—	—

Unvested at end of period	78	$6.76

2013 Plan

The stock option transactions as of the six months ended September 30, 2014 for the 2013 Stock Option Plan are summarized as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at beginning of period	1,911	$13.64	9.42
Issued — equity classified	—	—	—
Issued — liability classified	—	—	—
Exercised	—	—	—
Forfeited — equity classified	—	—	—

Outstanding at end of period	1,911	13.64	8.92

Exercisable and vested at end of period	408	13.64	8.92

Unvested at end of period	1,503	13.64	8.92

Vested and expected to vest at end of period	1,881	13.64	8.92

Fair value of options granted during the period	—

The following table summarizes information about the nonvested stock option grants as of September 30, 2014:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of period	1,911	$6.22
Granted	—	—
Vested	408	13.64
Forfeited	—	—

Unvested at end of period	1,503	$3.64

Restricted Stock

On September 16, 2008, the Board of Directors adopted the restricted stock plan for which restricted stock awards may be granted to certain key employees. The restricted stock will vest ratably over a five-year period from the original restricted stock grant date with the risk of forfeiture being stipulated only by the employees’ continuous employment by ADS. A portion of the grants vested immediately. Under the restricted stock plan, the vested shares granted are considered issued and outstanding. Employees with restricted stock have the right to dividends on the shares awarded (vested and unvested) in addition to voting rights on nonforfeited shares. The Company recognized compensation expense of $1,178 and $1,548 for the six months ended September 30, 2013 and 2014, respectively, relating to the issuance of these shares; of this amount, $385 and $0 relates to the restricted shares that vested immediately during the six months ended September 30, 2013 and 2014, respectively. We had approximately 333 shares available for granting under this plan as of September 30, 2014.

The following table summarizes information about the unvested restricted stock grants as of September 30, 2014:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of period	311	$12.40
Granted	—	—
Vested	118	12.06
Forfeited	3	10.66

Unvested at end of period	190	$12.60

We expect most, if not all, restricted stock grants to vest.

As of September 30, 2014, there was approximately $2,306 of unrecognized compensation expense related to the restricted stock that will be recognized over the remaining service period.

Non-Employee Director Compensation Plan

On June 18, 2014, the Company amended its then-existing Stockholder’s Agreement to authorize shares of stock to be granted to non-employee members of its Board of Directors. The number of shares authorized amounted to 282. The shares typically vest one year from the date of issuance. Under this stock plan, the vested shares granted are considered issued and outstanding. Non-Employee directors with this stock have the right to dividends on the shares awarded (vested and unvested) in addition to voting rights. On September 6, 2014, a total of 48 shares were granted to seven directors at a fair market value of $18.88 per share. These shares will vest on February 27, 2015. The Company recognized compensation expense of $0 and $450 for the six months ended September 30, 2013 and 2014, respectively, relating to the issuance of these shares. We had approximately 234 shares available for granting under this plan as of September 30, 2014.

The following table summarizes information about the unvested Non-Employee Director Compensation stock grants as of September 30, 2014:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of period	—	$—
Granted	48	18.88
Vested	—	—
Forfeited	—	—

Unvested at end of period	48	$—

We expect all the stock grants to vest.

As of September 30, 2014, there was approximately $450 of unrecognized compensation expense related to the restricted stock that will be recognized over the remaining service period.

17.	STOCK COMPENSATION

Deferred Compensation — Unearned ESOP Shares

The fair value of Redeemable Convertible Preferred Stock held by the ESOP trust, but not yet earned by the ESOP participants or used for dividends, is reported as Deferred compensation — unearned ESOP shares within the mezzanine equity section of our Consolidated Balance Sheets.

Compensation expense and related dividends paid with ESOP shares are recognized based upon the average annual fair value of the shares allocated. The shares allocated are for services rendered throughout the period and, therefore, a simple average is used to calculate average annual fair value. Deferred compensation — unearned ESOP shares are relieved at the fair value, with any difference between the annual average fair value and the fair value of shares when allocated being added to Additional paid in capital. The fair value of the shares allocated was $9.85, $10.64 and $11.16 per share of Redeemable Convertible Preferred Stock at March 31, 2012, 2013 and 2014, respectively, resulting in an average annual fair value per share of $9.12, $9.85 and $10.91 for the fiscal years ended March 31, 2012, 2013 and 2014, respectively. During the fiscal years ended March 31, 2012, 2013 and 2014, we recognized compensation expense of $4,957, $7,283 and $7,891, respectively, related to allocation of ESOP shares to participants for compensation.

Stock Options

Our 2000 stock option plan (“2000 Plan”) provides for the issuance of nonstatutory common stock options to management based upon the discretion of the Board of Directors. The plan generally provides for grants with the exercise price equal to fair value on the date of grant, which vest in three equal annual amounts beginning in year five and expire after 10 years from issuance. On an annual basis, management determines the fair value of the options with the assistance of an independent appraisal.

In August 2013, a new stock option plan (“2013 Plan”) was approved by the Board of Directors and provides for the issuance of up to 2,354 nonstatutory common stock options to management subject to the Board’s discretion. The plan generally provides for grants with the exercise price equal to fair value on the date of grant. The grants vest in five equal annual amounts beginning in year one and expire after 10 years from issuance. Options issued to the Chief Executive Officer vest equally over four years and expire after 10 years from issuance.

For both stock option plans, management determines the fair value of the options based on the Black-Scholes option pricing model. This methodology requires significant inputs including the fair value of our common stock, which is determined with the assistance of an independent appraisal performed by a reputable valuation firm (See Note 7 for further details of the determination of the fair value of our common stock and Redeemable Common Stock). During the fiscal years ended March 31, 2012, 2013 and 2014, we recognized total stock-based compensation expense under both plans of $811, $539 and $2,517, respectively, which was included with General and administrative expenses in our Consolidated Statements of Income. As of March 31, 2013 and 2014, there was a total of $597 and $6,884, respectively, of unrecognized compensation expense related to unvested stock option awards that will be recognized as an expense as the awards vest over the remaining service period. Of this amount, $0 and $2,383 relates to liability classified awards and $597 and $4,501 relates to equity classified awards as of March 31, 2013 and 2014, respectively. We had approximately 1,177 and 442 shares available for granting under the 2000 and 2013 plans, respectively, as of March 31, 2014.

We estimate the fair value of stock options granted after April 1, 2006 using a Black-Scholes option-pricing model, with assumptions as follows:

	2012	2013	2014
Expected stock price volatility	48%	48%	44%
Risk-free interest rate	1.7	1.2	2.3
Weighted-average expected option life (years)	8	8	8
Dividend yield	0.87	0.81	0.84

In May 2014, the Board of Directors approved the increase of shares available for granting under the 2013 plan to 1,412 shares. For additional details, please refer to Note 22, Subsequent Events.

2000 Plan

The stock option transactions for the fiscal years ended March 31 are summarized as follows:

	2012			2013			2014
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at beginning of year	2,066	$6.32	4.4	1,511	$6.96	3.9	1,323	$8.10	4.0
Issued	5	10.70		137	12.59		14	13.64
Exercised	(485)	4.03		(325)	4.89		(419)	5.19
Forfeited	(75)	9.03		—			(5)	10.77

Outstanding at end of year	1,511	6.96	3.9	1,323	8.10	4.0	913	9.48	4.1

Exercisable and vested at year end	692	4.43	2.3	654	5.75	2.2	485	8.01	2.2

Unvested at year end	819	9.11	5.2	678	10.37	5.7	428	11.14	6.3

Vested and expected to vest at end of year	1,393	6.76	4.0	1,205	7.90	4.6	800	9.36	5.2

Fair value of options granted during the year		$5.18			$6.01			$6.38

The following table summarizes information about the nonvested stock option grants as of the fiscal years ended March 31:

	2013		2014
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of year	819	$5.17	678	$4.55
Granted	137	6.01	14	6.38
Vested	(278)	4.26	(264)	5.49
Forfeited	—	—	—	—

Unvested at end of year	678	$4.55	428	$5.82

2013 Plan

The stock option transactions for the fiscal year ended March 31, 2014 for the 2013 Plan are summarized as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding at beginning of year	—	$—	—
Issued — equity classified	1,440	13.64
Issued — liability classified	518	13.64
Forfeited — equity classified	(47)	13.64

Outstanding at end of year	1,911	13.64	9.42

Exercisable and vested at year end	—	—	—

Unvested at year end	1,911	13.64	9.42

Vested and expected to vest at end of year	1,704	13.64	9.42

Fair value of options granted during the year	$6.22

The following table summarizes information about the nonvested stock option grants as of the fiscal year ended March 31, 2014:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of year	—	$—
Granted	1,958	6.22
Vested	—	—
Forfeited	(47)	—

Unvested at end of year	1,911	$6.22

Restricted Stock

On September 16, 2008, the Board of Directors adopted the restricted stock plan for which restricted stock awards may be granted to certain key employees. The restricted stock will vest ratably over a five-year period from the original restricted stock grant date with the risk of forfeiture being stipulated only by the employees’ continuous employment by ADS. A portion of the grants vested immediately. Under the restricted stock plan, the vested shares granted are considered issued and outstanding. Employees with restricted stock have the right to dividends on the shares awarded (vested and unvested) in addition to voting rights on nonforfeited shares. The Company recognized compensation expense of $356, $1,462 and $1,849 in the fiscal years ended March 31, 2012, 2013 and 2014, respectively, relating to the issuance of these shares; of this amount, $316, $533 and $385 relates to the restricted shares that vested immediately during the fiscal years ended March 31, 2012, 2013 and 2014, respectively. We had approximately 334 shares available for granting under this plan as of March 31, 2014.

The information about the unvested restricted stock grants as of March 31 is as follows:

	2012		2013		2014
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at beginning of year	188	$10.34	179	$10.39	273	$11.63
Granted	85	10.70	151	12.59	155	13.64
Vested	(85)	10.19	(47)	10.29	(104)	11.78
Forfeited	(9)	10.29	(10)	10.42	(13)	12.12

Unvested at end of year	179	$10.39	273	$11.63	311	$12.40

We expect most, if not all, restricted stock grants to vest.

At March 31, 2013 and 2014, there was approximately $3,154 and $2,812, respectively, of unrecognized compensation expense related to the restricted stock that will be recognized over the remaining service period.